LONG-TERM INVESTMENTS	12 Months Ended
Feb. 28, 2015
LONG-TERM INVESTMENTS.
LONG-TERM INVESTMENTS

9. LONG-TERM INVESTMENTS

        Long-term investments consisted of the following:

	As of February 28, 2014	As of February 28, 2015
Cost method investments
Minerva Project, Inc(1).	$—	$18,000,003
Other cost method investments	—	2,899,991
Equity method investments(2)
An online community service platform(3)	$—	$6,143,722
Other equity method investments	162,739	5,780,939
Fair value option investments(4)	3,080,000	9,282,000
Available-for-sale investments(4)	23,894,500	55,252,420

Total	$27,137,239	$97,359,075

(1)

In October 2014, the Group acquired certain equity interest in Minerva Project, Inc., a Delaware corporation that is committed to providing an exceptional and accessible liberal arts and sciences education for future leaders and innovators across all disciplines. The total consideration was $18,000,003. The Group applied cost method to account for the investment due to lack of ability to exercise significant influence.

(2)

As of February 28, 2015, the Group acquired minority equity interest in several third-party private companies through investments in their common stocks or in-substance common stocks. These investments represent equity interests ranging from 20% to 30% in certain equity method investments, majority of which are engaged in online platform or online education. In addition, one investment in a limited partnership with equity interest of 10% was accounted by equity method. The Group used the equity method to account for these investments, because the Group has the ability to exercise significant influence but does not have control over the investees.

(3)	In July 2014, the Group acquired 20% of equity interest of an online community service platform through investment in its common stocks and accounted for the investment using equity method.
(4)	Please refer to Note 12(a) fair value option investments and available-for-sales investments for details.